Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net Loss Per Share (Details) - Class A Common Stock [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compute Basic and Diluted Net Loss Per Share [Line Items]
Allocation of net loss	$ (699,206)	$ (235,418)	$ (1,467,864)	$ (836,945)	$ (2,648,946)	$ 1,090,138
Weighted average shares outstanding	10,145,156	11,122,781	10,145,156	11,479,844	11,243,598	18,239,497
Basic net loss per common share	$ (0.07)	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.24)	$ 0.06
Diluted net loss per common share	$ (0.07)	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.24)	$ 0.06